Taxes - Deferred income tax (Details) - COP ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Taxes
Deferred tax assets	$ 8,162,781	$ 7,673,912
Deferred tax liabilities	(1,784,493)	(1,639,206)
Net deferred income tax	$ 6,378,288	$ 6,034,706